Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
INCOME (LOSS)
Interest income	$ 484,839	$ 176,784	$ 1,414,042	$ 251,964
Unrealized gain (loss) on equity securities (Note 5)	377,213	(46,608)	716,297	8,215
Foreign currency loss	(21,334)	(70,137)	(16,808)	(116,010)
EXPENSES
Corporate general and administrative (Notes 2 and 9)	926,620	1,060,499	2,958,793	3,719,858
Siembra Minera Project and related costs (Note 7)				223,237
Exploration costs	36,503	6,908	54,685	23,296
Write-down of assets held for sale (Note 6)			193,750
Legal and accounting	515,846	535,327	1,226,617	1,383,804
Enforcement of Arbitral Award (Note 2)	166,779	90,463	900,611	140,877
Equipment holding costs	40,433	70,198	122,374	145,699
Net loss before income tax for the period	(845,463)	(1,703,356)	(3,343,299)	(5,492,602)
Income tax expense (Note 10)	(17,605,113)		(17,605,113)
Net loss and comprehensive loss for the period	(18,450,576)	(1,703,356)	(20,948,412)	(5,492,602)
Net loss per share, basic and diluted	$ (0.19)	$ (0.02)	$ (0.21)	$ (0.06)
Weighted average common shares outstanding, basic and diluted	99,548,178	99,547,710	99,547,868	99,547,710